Estimated Purchase Price (Parenthetical) (Detail)	Jul. 31, 2010 VanceInfo Financial Service Limited	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd
Business Acquisition [Line Items]
Ownership interest before acquisition	33.00%	20.00%	20.00%